Document and Entity Information	Jun. 13, 2023
Cover [Abstract]
Entity Registrant Name	ROPER TECHNOLOGIES INC
Entity Incorporation State Country Code	DE
Entity Address, State or Province	FL
Amendment Flag	false
Entity Central Index Key	0000882835
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 13, 2023
Entity File Number	1-12273
Entity Tax Identification Number	51-0263969
Entity Address, Address Line One	6901 PROFESSIONAL PKWY
Entity Address, Address Line Two	SUITE 200
Entity Address, City or Town	SARASOTA
Entity Address, Postal Zip Code	34240
City Area Code	(941)
Local Phone Number	556-2601
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	ROP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false